Related Party Transactions - Schedule of Related Parties (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Digital assets receivable from a related party
Digital assets receivables from a related party		$ 162,171		$ 135,558
Borrowings from a related party
Short-term borrowings		117,548
Provide service to related parties	[1]	657	$ 617
Receive service from a related party		139	199
Interest expense on borrowings from a related party	[2]	35,184	3,016
Share of losses from equity method investments		3,606	2,503
Realized losses on derivative instruments		$ 6,442
Maximum facility
Contract 1 [Member]
Borrowings from a related party
Agreement date				April 2025
Maximum facility				$ 200,000
Amendment to Contract 1 [Member]
Borrowings from a related party
Agreement date		July 2025
Maximum facility		$ 400,000
Contract 2 [Member]
Borrowings from a related party
Agreement date				October 2025
Maximum facility				$ 100,000
Contract 3 [Member]
Borrowings from a related party
Agreement date				December 2025
Maximum facility				$ 50,000
Contract 4 [Member]
Borrowings from a related party
Agreement date		January 2026
Maximum facility		$ 50,000
Contract 5 [Member]
Borrowings from a related party
Agreement date		February 2026
Maximum facility		$ 50,000
Contract 6 [Member]
Borrowings from a related party
Agreement date		March 2026
Maximum facility		$ 50,000
Contract 7 [Member]
Borrowings from a related party
Agreement date		May 2026
Maximum facility		$ 60,000
Related Party [Member]
Due from related parties
Total due from related parties		9,659		9,654
Digital assets receivable from a related party
Digital assets receivables from a related party		162,171		135,558
Due to a related party
Other payables		5,225		4,340
Borrowings from a related party
Short-term borrowings	[3]	117,548
Current portion of long-term borrowings from a related party		373,500		275,000
Noncurrent portion of long-term borrowings		142,083		246,831
Borrowings from a Related Party		633,131		521,831
Related Party [Member] | Other payables [Member]
Due to a related party
Other payables	[4]	5,225		4,340
Related Party [Member] | Accounts receivables [Member]
Due from related parties
Total due from related parties	[1]	318		313
Related Party [Member] | Other receivables [Member]
Due from related parties
Total due from related parties	[1]			9,341
Related Party [Member] | Digital assets – receivables [Member]
Digital assets receivable from a related party
Digital assets receivables from a related party		$ 162,171		$ 135,558

[1]	Mainly related to the hosting service provided by the Group for year ended December 31, 2024. The Group did not provide any hosting service to any related party for the periods ended June 30, 2025 and 2026.
[2]	Interest expense on borrowings from a related party includes capitalized borrowing costs.
[3]	BIT Assets Collateralized Loan Since April 2025, the Group has entered into a series of loan agreements with BIT Group (collectively, the “BIT Assets Collateralized Loan”) on substantially the same terms, as summarised below. Loans drawn under the facilities bear a variable interest rate equal to 9.0% plus a market-based reference rate and are repayable in fixed monthly instalments over a 24-month term. The facilities are collateralized by assets of the Group, including mining rigs, inventories, datacenter assets and such other collateral as may be mutually agreed between the parties, and are maintained in compliance with an agreed loan-to-value ratio. The facilities entered into in 2026 were fully drawn down as of June 30, 2026. Refer to Note 10 for further details. Contract Agreement date Maximum facility (In millions of USD) Contract 1 April 2025 200 Amendment to Contract 1 July 2025 400 Contract 2 October 2025 100 Contract 3 December 2025 50 Contract 4 January 2026 50 Contract 5 February 2026 50 Contract 6 March 2026 50 Contract 7 May 2026 60 For the six months ended June 30, 2026 and 2025, the interest expense incurred on the BIT Assets Collateralized Loan is US$32.7 million and US$3.0 million, respectively. The effective interest rate of the BIT Assets Collateralized Loan for the six months ended June 30, 2026 is 13.0%. As of June 30, 2026, a portion of the BIT Assets Collateralized Loan’s principal amount amounting to US$373.5 million is due to be repaid within twelve months of June 30, 2026 and the remaining portion of principal amount amounting to US$142.1 million is due to be repaid thereafter. BIT BTC Collateralized Loan In September 2025, the Group entered into a loan agreement (the “BIT BTC Collateralized Loan”) with BIT Group for a financing facility of up to US$400.0 million. Loans drawn under the facility bear interest at 8.35% per annum, payable monthly in arrears. Each drawdown has a tenor of 24 months from its drawdown date and is collateralized by Bitcoin, maintained based on a loan-to-value ratio. For the six months ended June 30, 2026, the interest expense incurred on the BIT BTC Collateralized Loan is US$0.5 million. No interest expense was incurred for the six months ended June 30, 2025 as the facility commenced in September 2025. The outstanding principal amount of US$67.2 million was fully repaid in digital assets in January and February 2026, and the Group had no outstanding balance under the facility as of June 30, 2026.
[4]	As of June 30, 2026, other payables primarily represent interest payable on borrowings and accrued service expenses related to custody services. As of December 31, 2025, other payables primarily represent deposits received in connection with hosting services and accrued service expenses. The deposits related to hosting services were released in September 2025 upon settlement of the related receivable.